UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: WCMA Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA
Government Securities Fund and Master Government Securities LLC, 40 East 52nd Street,
New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 09/30/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

September 30, 2009

WCMA Government Securities Fund

WCMA Treasury Fund

Dear Shareholder

The past 12 months saw a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression, to exuberance and increasing optimism amid emerging signs of recovery. The period began on the heels of the infamous collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009 and resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, US equities endured extreme volatility in this environment — steep declines and heightened risk aversion in the early part of the report-

ing period gave way to an impressive seven-month rally that began in March. This rally has pushed all major indexes well into positive territory for 2009.

Stocks did experience modest setbacks in June and then again in late September and early October, but the overall trajectory was up. The experience in international markets was similar to that in the United States. Prominent in the rally have been emerging markets, which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but concerns about deficit spend-

ing, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. At the same time, near-zero interest rates on risk-free assets, coupled with an improving macro environment, prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets, bidding those prices higher. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong while the Build America Bonds program has alleviated supply pressures, creating a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

Total Returns as of September 30, 2009	6-month	12-month
US equities (S&P 500 Index)	34.02%	(6.91)%
Small cap US equities (Russell 2000 Index)	43.95	(9.55)
International equities (MSCI Europe, Australasia, Far East Index)	49.85	3.23
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(3.77)	7.66
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.59	10.56
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	9.38	14.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	40.25	22.51
* Formerly a Merrill Lynch Index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm.

The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information
Yields
	7-Day SEC Yields		7-Day Yields
	WCMA	WCMA	WCMA	WCMA
	Government	Treasury	Government	Treasury
As of September 30, 2009	Securities Fund	Fund	Securities Fund	Fund
Class 1	0.00%	0.00%	0.02%	0.02%
Class 2	0.00%	0.00%	0.02%	0.02%
Class 3	0.00%	0.00%	0.02%	0.02%
Class 4	0.00%	0.00%	0.02%	0.02%
Past performance is not indicative of future results

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2009 and held through September 30,
2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled
“Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning dif-
ferent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value		Account Value	Account Value
	April 1,	September 30,	Expenses Paid	April 1,	September 30,	Expenses Paid
	2009	2009	During the Period[1]	2009	2009	During the Period[1]
WCMA Government Securities Fund
Class 1	$1,000	$1,000.00	$1.30	$1,000	$1,023.80	$1.32
Class 2	$1,000	$1,000.00	$1.30	$1,000	$1,023.80	$1.32
Class 3	$1,000	$1,000.00	$1.30	$1,000	$1,023.80	$1.32
Class 4	$1,000	$1,000.00	$1.30	$1,000	$1,023.80	$1.32
WCMA Treasury Fund
Class 1	$1,000	$1,000.00	$1.30	$1,000	$1,023.80	$1.32
Class 2	$1,000	$1,000.10	$1.25	$1,000	$1,023.85	$1.27
Class 3	$1,000	$1,000.10	$1.25	$1,000	$1,023.85	$1.27
Class 4	$1,000	$1,000.10	$1.25	$1,000	$1,023.85	$1.27
[1] For each class of WCMA Government Securities Fund, expenses are equal to the annualized expense ratio for the class (0.26% for Class 1, 0.26% for Class 2, 0.26% for
Class 3 and 0.26% for Class 4), and for each class of WCMA Treasury Fund, expenses are equal to the annualized expense ratio (0.26% for Class 1, 0.25% for Class 2,
0.25% for Class 3 and 0.25% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
Because the Funds are feeder funds, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
4	SEMI-ANNUAL REPORT			SEPTEMBER 30, 2009

Statements of Assets and Liabilities
	WCMA	WCMA
	Government	Treasury
September 30, 2009 (Unaudited)	Securities Fund	Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC” and
“Treasury LLC,” or collectively the “Master LLCs”), respectively[1]	$ 435,996,355	$ 1,297,658,930
Capital shares sold receivable	2,745,628	110,092
Receivable from administrator	18,317	—
Prepaid expenses	179,600	52,044
Other assets	1,970	4,276
Total assets	438,941,870	1,297,825,342
Liabilities
Contributions payable to the Master LLCs	2,745,627	110,067
Administration fees payable	—	3,269
Capital shares redeemed payable	—	25
Officer’s and Director’s fees payable	49	153
Other accrued expenses payable	—	123,605
Other liabilities	78	40
Total liabilities	2,745,754	237,159
Net Assets	436,196,116	1,297,588,183
Net Assets Consist of
Paid-in capital[2,3]	$ 436,133,678	$ 1,297,379,774
Undistributed net investment income	61,183	187,660
Accumulated net realized gains allocated from the Master LLCs	1,255	20,749
Net Assets	$ 436,196,116	$ 1,297,588,183
Net Asset Value
Class 1
Net assets	$ 8,542,115	$ 19,495,994
Shares outstanding	8,540,857	19,491,773
Net asset value	$ 1.00	$ 1.00
Class 2
Net assets	$ 62,459,548	$ 206,335,200
Shares outstanding	62,449,140	206,303,666
Net asset value	$ 1.00	$ 1.00
Class 3
Net assets	$ 141,484,686	$ 565,747,548
Shares outstanding	141,463,326	565,662,381
Net asset value	$ 1.00	$ 1.00
Class 4
Net assets	$ 223,709,767	$ 506,009,441
Shares outstanding	223,680,357	505,921,955
Net asset value	$ 1.00	$ 1.00
[1] Investments at cost — unaffiliated	$ 435,996,355	$ 1,297,658,930
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$ 0.10	$ 0.10
See Notes to Financial Statements.
SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	5

Statements of Operations
		WCMA	WCMA
		Government	Treasury
Six Months Ended September 30, 2009 (Unaudited)		Securities Fund	Fund
Investment Income
Net investment income allocated from the Master LLCs:
Interest		$ 571,189	$ 1,868,657
Expenses		(175,485)	(1,148,426)
Total income		395,704	720,231
Expenses
Service and distribution — Class 1		69,578	139,512
Service and distribution — Class 2		224,430	726,115
Service and distribution — Class 3		272,191	1,099,212
Service and distribution — Class 4		400,200	1,015,549
Administration		553,688	1,730,473
Registration		382,937	396,607
Federal insurance		15,750	38,700
Professional		14,020	14,695
Transfer agent — Class 1		2,654	5,095
Transfer agent — Class 2		3,289	8,739
Transfer agent — Class 3		2,100	6,847
Transfer agent — Class 4		3,413	5,735
Printing		7,518	24,915
Officer and Directors		97	356
Miscellaneous		6,420	9,722
Total expenses		1,958,301	5,222,289
Less fees waived by administrator		(553,688)	(1,628,431)
Less other expenses reimbursed		(31,348)	—
Less service and distribution fees waived — Class 1		(69,578)	(139,512)
Less service and distribution fees waived — Class 2		(224,430)	(726,115)
Less service and distribution fees waived — Class 3		(272,191)	(1,099,212)
Less service and distribution fees waived — Class 4		(400,200)	(1,015,549)
Transfer agent fees reimbursed — Class 1		(2,654)	(3,748)
Transfer agent fees reimbursed — Class 2		(3,289)	(8,739)
Transfer agent fees reimbursed — Class 3		(2,100)	(6,847)
Transfer agent fees reimbursed — Class 4		(3,413)	(5,735)
Total expenses after fees waived and reimbursed		395,394	588,384
Net investment income		310	131,847
Realized Gain Allocated from the Master LLCs
Net realized gain from investments		2,889	55,392
Net Increase in Net Assets Resulting from Operations		$ 3,199	$ 187,239
See Notes to Financial Statements.
6	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009

Statements of Changes in Net Assets
	WCMA		WCMA
	Government		Treasury
	Securities Fund		Fund
	Six Months Ended		Six Months Ended
	September 30,	Year Ended	September 30,	Year Ended
	2009	March 31,	2009	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 310	$ 3,324,918	$ 131,847	$ 6,329,208
Net realized gain	2,889	28,008	55,392	100,148
Net increase in net assets resulting from operations	3,199	3,352,926	187,239	6,429,356
Dividends and Distributions to Shareholders From
Net investment income:
Class 1	(7)	(23,187)	(879)	(27,004)
Class 2	(45)	(419,279)	(20,601)	(626,650)
Class 3	(100)	(1,149,057)	(57,198)	(2,631,317)
Class 4	(158)	(1,733,395)	(53,169)	(3,044,237)
Net realized gain:
Class 1	(31)	—	(81)	—
Class 2	(235)	—	(869)	—
Class 3	(521)	—	(2,322)	—
Class 4	(847)	—	(2,072)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(1,944)	(3,324,918)	(137,191)	(6,329,208)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(65,857,083)	(7,868,135)	(184,905,820)	431,702,587
Net Assets
Total increase (decrease) in net assets	(65,855,828)	(7,840,127)	(184,855,772)	431,802,735
Beginning of period	502,051,944	509,892,071	1,482,443,955	1,050,641,220
End of period	$ 436,196,116	$ 502,051,944	$1,297,588,183	$1,482,443,955
Undistributed net investment income	$ 61,183	$ 61,183	$ 187,660	$ 187,660
See Notes to Financial Statements.
SEMI-ANNUAL REPORT		SEPTEMBER 30, 2009		7

Financial Highlights					WCMA Government Securities Fund
				Class 1
		Six Months
		Ended
		September 30,
		2009		Year Ended March 31,
		(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income		0.0000	0.0019	0.0274	0.0351	0.0199	0.0027
Net realized and unrealized gain (loss)		—	0.0000	0.0013	0.0003	0.0001	(0.0012)
Net increase from investment operations		0.0000	0.0019	0.0287	0.0354	0.0200	0.0015
Dividends and distributions from:
Net investment income		(0.0000)	(0.0019)	(0.0274)	(0.0351)	(0.0199)	(0.0027)
Net realized gain		—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions		(0.0000)	(0.0019)	(0.0274)	(0.0351)	(0.0199)	(0.0027)
Net asset value, end of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return		0.00%[2,3]	0.19%	2.77%	3.55%	2.01%	0.27%
Ratios to Average Net Assets[4]
Total expenses		1.67%[5]	1.61%	1.62%	1.59%	1.59%	1.60%
Total expenses after fees waived and reimbursed		0.26%[5]	1.06%	1.62%	1.59%	1.59%	1.41%
Net investment income		0.00%[3,5]	0.19%	2.68%	3.51%	1.99%	0.24%
Supplemental Data
Net assets, end of period (000)		$ 8,542	$ 9,160	$ 10,544	$ 11,122	$ 18,837	$ 16,718
				Class 2
		Six Months
		Ended
		September 30,
		2009		Year Ended March 31,
		(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income		0.0000	0.0051	0.0336	0.0407	0.0259	0.0070
Net realized and unrealized gain (loss)		—	0.0001	0.0011	0.0004	0.0001	(0.0011)
Net increase from investment operations		0.0000	0.0052	0.0347	0.0411	0.0260	0.0059
Dividends and distributions from:
Net investment income		(0.0000)	(0.0051)	(0.0336)	(0.0407)	(0.0259)	(0.0070)
Net realized gain		—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions		(0.0000)	(0.0051)	(0.0336)	(0.0407)	(0.0259)	(0.0070)
Net asset value, end of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return		0.00%[2,3]	0.51%	3.41%	4.13%	2.63%	0.70%
Ratios to Average Net Assets[4]
Total expenses		1.39%[5]	1.27%	1.26%	1.28%	1.27%	1.28%
Total expenses after fees waived and reimbursed		0.26%[5]	0.76%	1.00%	1.03%	0.99%	0.98%
Net investment income		0.00%[3,5]	0.51%	3.32%	4.07%	2.58%	0.68%
Supplemental Data
Net assets, end of period (000)		$ 62,460	$ 70,723	$ 88,881	$ 82,655	$ 115,872	$ 119,718
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Amount is less than 0.01%.
[4] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[5] Annualized.
See Notes to Financial Statements.
8	SEMI-ANNUAL REPORT			SEPTEMBER 30, 2009

Financial Highlights (concluded)				WCMA Government Securities Fund
				Class 3
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0070	0.0368	0.0439	0.0291	0.0102
Net realized and unrealized gain (loss)	—	0.0001	0.0010	0.0004	0.0001	(0.0010)
Net increase from investment operations	0.0000	0.0071	0.0378	0.0443	0.0292	0.0092
Dividends and distributions from:
Net investment income	(0.0000)	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0000)	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2,3]	0.70%	3.74%	4.47%	2.96%	1.03%
Ratios to Average Net Assets[4]
Total expenses	1.08%[5]	0.97%	0.96%	0.98%	0.97%	0.98%
Total expenses after fees waived and reimbursed	0.26%[5]	0.55%	0.68%	0.71%	0.67%	0.66%
Net investment income	0.00%[3,5]	0.68%	3.67%	4.41%	2.88%	1.01%
Supplemental Data
Net assets, end of period (000)	$ 141,485	$ 159,693	$ 154,833	$ 158,327	$ 158,500	$ 193,195
				Class 4
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0070	0.0368	0.0439	0.0291	0.0102
Net realized and unrealized gain (loss)	—	0.0001	0.0003	0.0003	0.0002	(0.0012)
Net increase from investment operations	0.0000	0.0071	0.0371	0.0442	0.0293	0.0090
Dividends and distributions from:
Net investment income	(0.0000)	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2,3]	0.70%	3.74%	4.47%	2.96%	1.03%
Ratios to Average Net Assets[4]
Total expenses	1.07%[5]	0.96%	0.95%	0.98%	0.98%	0.97%
Total expenses after fees waived and reimbursed	0.26%[5]	0.56%	0.68%	0.71%	0.67%	0.66%
Net investment income	0.00%[3,5]	0.72%	3.59%	4.41%	3.10%	0.91%
Supplemental Data
Net assets, end of period (000)	$ 223,710	$ 262,476	$ 255,634	$ 208,801	$ 207,778	$ 81,344
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Amount is less than 0.01%.
[4] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[5] Annualized.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				SEPTEMBER 30, 2009		9

Financial Highlights						WCMA Treasury Fund
				Class 1
		Six Months
		Ended
		September 30,
		2009		Year Ended March 31,
		(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income		0.0000	0.0015	0.0251	0.0331	0.0184	0.0025
Net realized and unrealized gain (loss)		—	0.0001	0.0006	0.0002	0.0002	(0.0004)
Net increase from investment operations		0.0000	0.0016	0.0257	0.0333	0.0186	0.0021
Dividends and distributions from:
Net investment income		(0.0000)	(0.0015)	(0.0251)	(0.0331)	(0.0184)	(0.0025)
Net realized gain		—	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions		(0.0000)	(0.0015)	(0.0251)	(0.0331)	(0.0185)	(0.0025)
Net asset value, end of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return		0.00%[2,3]	0.15%	2.53%	3.35%	1.87%	0.26%
Ratios to Average Net Assets[4]
Total expenses		1.50%[5]	1.50%	1.53%	1.57%	1.55%	1.56%
Total expenses after fees waived and reimbursed		0.26%[5]	0.91%	1.53%	1.57%	1.55%	1.32%
Net investment income		0.01%[5]	0.12%	2.29%	3.32%	3.82%	0.25%
Supplemental Data
Net assets, end of period (000)		$ 19,496	$ 23,784	$ 33,561	$ 14,251	$ 17,407	$ 23,145
				Class 2
		Six Months
		Ended
		September 30,
		2009		Year Ended March 31,
		(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income		0.0001	0.0041	0.0307	0.0385	0.0241	0.0060
Net realized and unrealized gain (loss)		—	0.0001	0.0003	0.0003	0.0001	(0.0004)
Net increase from investment operations		0.0001	0.0042	0.0310	0.0388	0.0242	0.0056
Dividends and distributions from:
Net investment income		(0.0001)	(0.0041)	(0.0307)	(0.0385)	(0.0241)	(0.0060)
Net realized gain		—	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions		(0.0001)	(0.0041)	(0.0307)	(0.0385)	(0.0242)	(0.0060)
Net asset value, end of period		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return		0.01%[2]	0.41%	3.10%	3.91%	2.45%	0.61%
Ratios to Average Net Assets[4]
Total expenses		1.17%[5]	1.17%	1.21%	1.26%	1.24%	1.24%
Total expenses after fees waived and reimbursed		0.25%[5]	0.70%	0.98%	1.04%	0.98%	0.99%
Net investment income		0.02%[5]	0.33%	2.98%	3.85%	2.42%	0.59%
Supplemental Data
Net assets, end of period (000)		$ 206,335	$ 225,289	$ 141,916	$ 98,905	$ 118,142	$ 123,994
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Amount is less than 0.01%.
[4] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[5] Annualized.
See Notes to Financial Statements.
10	SEMI-ANNUAL REPORT			SEPTEMBER 30, 2009

Financial Highlights (concluded)					WCMA Treasury Fund
			Class 3
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0064	0.0343	0.0421	0.0277	0.0094
Net realized and unrealized gain (loss)	—	0.0001	0.0002	0.0003	0.0001	(0.0004)
Net increase from investment operations	0.0001	0.0065	0.0345	0.0424	0.0278	0.0090
Dividends and distributions from:
Net investment income	(0.0001)	(0.0064)	(0.0343)	(0.0421)	(0.0277)	(0.0094)
Net realized gain	—	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0001)	(0.0064)	(0.0343)	(0.0421)	(0.0278)	(0.0094)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%[2]	0.64%	3.48%	4.28%	2.81%	0.95%
Ratios to Average Net Assets[3]
Total expenses	0.86%[4]	0.87%	0.89%	0.96%	0.94%	0.94%
Total expenses after fees waived and reimbursed	0.25%[4]	0.50%	0.62%	0.68%	0.63%	0.65%
Net investment income	0.02%[4]	0.50%	3.22%	4.23%	2.80%	0.95%
Supplemental Data
Net assets, end of period (000)	$ 565,748	$ 640,439	$ 375,727	$ 171,739	$ 167,197	$ 162,092
			Class 4
	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0064	0.0343	0.0421	0.0277	0.0094
Net realized and unrealized gain (loss)	—	0.0001	0.0001	0.0002	0.0001	(0.0003)
Net increase from investment operations	0.0001	0.0065	0.0344	0.0423	0.0278	0.0091
Dividends and distributions from:
Net investment income	(0.0001)	(0.0064)	(0.0343)	(0.0421)	(0.0277)	(0.0094)
Net realized gain	—	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0001)	(0.0064)	(0.0343)	(0.0421)	(0.0278)	(0.0094)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%[2]	0.64%	3.48%	4.28%	2.81%	0.95%
Ratios to Average Net Assets[3]
Total expenses	0.86%[4]	0.87%	0.89%	0.95%	0.93%	0.93%
Total expenses after fees waived and reimbursed	0.25%[4]	0.50%	0.61%	0.68%	0.63%	0.65%
Net investment income	0.02%[4]	0.53%	3.06%	4.24%	2.86%	0.91%
Supplemental Data
Net assets, end of period (000)	$ 506,009	$ 592,932	$ 499,438	$ 126,693	$ 88,886	$ 57,539
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4] Annualized.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				SEPTEMBER 30, 2009		11

Notes to Financial Statements (Unaudited) WCMA Government Securities Fund and WCMA Treasury Fund

1. Organization and Significant Accounting Policies:

WCMA Government Securities Fund and WCMA Treasury Fund (collec-
tively the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as no load, diversified, open-end management investment companies.
Each Fund is organized as a Massachusetts business trust. WCMA
Government Securities Fund and WCMA Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master
Government Securities LLC and Master Treasury LLC, respectively, (col-
lectively the “Master LLCs”), which have the same investment objec-
tive and strategies as the Funds. Each Master LLC is organized as a
Delaware limited liability company. The value of each Fund’s investment in the applicable Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The percentage of the
Master LLCs owned by the Funds at September 30, 2009 was 55.4%
for WCMA Government Securities Fund and 40.9% for WCMA Treasury
Fund, respectively. The performance of each Fund is directly affected by the performance of the applicable Master LLC. The financial state-
ments of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Boards of Trustees of the Funds and the Boards of Directors of the Master LLCs are referred to through-
out this report as the “Board of Directors” or the “Board.” The Funds’
financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund’s shares are divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each
Class 1, Class 2, Class 3 and Class 4 share of a Fund represents an interest in the same assets of the Fund and has identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund records its investment in the respective Master
LLC at fair value. Valuation of investments held by the Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial Statements,
which are included elsewhere in this report. Each Fund seeks to main-
tain its net asset value per share at $1.00, although there is no assur-
ance that it will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in deter-
mining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the Funds’ investment in the Master LLC was classified as Level 2. The Funds believe more relevant disclosure regarding fair value measurements relates to the Master LLC, which is disclosed in Note 1 of the Master LLCs’ Notes to Financial Statements
included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master LLCs are accounted for on a trade date basis. The Funds record daily their pro-
portionate share of the Master LLCs’ income, expenses and realized gains and losses. In addition, the Funds accrue their own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on their relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

12 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Notes to Financial Statements (continued) WCMA Government Securities Fund and WCMA Treasury Fund

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of lim-
itations on the Funds’ US federal tax returns remains open for the four years ended March 31, 2009. The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ finan-
cial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

Each Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administration services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of each Fund’s average daily net assets.

Each Fund has entered into a Distribution Agreement and Distribution
Plans (the “Distribution Plan”) with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates BRIL for pro-
viding shareholder servicing and/or distribution related services to shareholders. The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s fees and expenses to ensure that the net expenses for
WCMA Government Securities Fund’s Class 2 Shares is 0.32% higher than those of CMA Government Securities Fund and the net expenses for WCMA Treasury Fund’s Class 2 Shares is 0.35% higher than those of CMA Treasury Fund, and the net expenses of the respective Class 3 and Class 4 Shares are equal to those of CMA Government Securities
Fund and CMA Treasury Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. These amounts are included in service and dis-
tribution fees waived in the Statements of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reim-
burse operating expenses to enable each class of the Funds to maintain minimum daily levels of net investment income. These amounts are included in fees waived by administrator, other expenses reimbursed, service and distribution fees waived and transfer agent fees reimbursed in the Statements of Operations. The Administrator and BRIL may discon-
tinue this waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 13

Notes to Financial Statements (continued)		WCMA Government Securities Fund and WCMA Treasury Fund
3. Capital Share Transactions:
The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.
Transactions in capital shares for each class were as follows:
		WCMA Government		WCMA
		Securities Fund		Treasury Fund
		Six Months Ended		Six Months Ended
		September 30,	Year Ended	September 30,	Year Ended
		2009	March 31,	2009	March 31,
		(Unaudited)	2009	(Unaudited)	2009
Class 1
Shares sold		180,650,847	283,482,357	369,138,721	491,011,608
Shares issued to shareholders in reinvestment of dividends		38	23,187	960	27,004
Total issued		180,650,885	283,505,544	369,139,681	491,038,612
Shares redeemed		(181,268,391)	(284,889,994)	(373,428,520)	(500,818,017)
Net decrease		(617,506)	(1,384,450)	(4,288,839)	(9,779,405)
Class 2
Shares sold		154,326,139	490,812,773	656,994,121	1,409,680,012
Shares issued to shareholders in reinvestment of dividends		280	419,279	21,470	626,650
Total issued		154,326,419	491,232,052	657,015,591	1,410,306,662
Shares redeemed		(162,589,644)	(509,395,008)	(675,977,469)	(1,326,947,726)
Net increase (decrease)		(8,263,225)	(18,162,956)	(18,961,878)	83,358,936
Class 3
Shares sold		396,920,474	1,247,373,657	2,152,501,151	5,155,098,196
Shares issued to shareholders in reinvestment of dividends		621	1,149,057	59,520	2,631,317
Total issued		396,921,095	1,248,522,714	2,152,560,671	5,157,729,513
Shares redeemed		(415,130,342)	(1,243,672,674)	(2,227,273,312)	(4,893,060,425)
Net increase (decrease)		(18,209,247)	4,850,040	(74,712,641)	264,669,088
Class 4
Shares sold		1,002,076,939	1,731,725,118	1,814,760,521	5,368,276,462
Shares issued to shareholders in reinvestment of dividends		1,005	1,733,395	55,241	3,044,237
Total issued		1,002,077,944	1,733,458,513	1,814,815,762	5,371,320,699
Shares redeemed		(1,040,845,049)	(1,726,629,282)	(1,901,758,224)	(5,277,866,731)
Net increase (decrease)		(38,767,105)	6,829,231	(86,942,462)	93,453,968
14	SEMI-ANNUAL REPORT		SEPTEMBER 30, 2009

Notes to Financial Statements (concluded) WCMA Government Securities Fund and WCMA Treasury Fund

4. Federal Insurance:

The Funds participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on
September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Funds’ shares outstanding value as of
September 19, 2008. The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the
Statements of Operations.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Funds through November 24, 2009. The date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment on disclosure in the financial statements.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 15

Portfolio Information as of September 30, 2009
Portfolio Composition
		Percent of		Percent of
Master Government Securities LLC		Net Assets	Master Treasury LLC	Net Assets
U.S. Treasury Obligations		68%	U.S. Treasury Obligations	102%
Repurchase Agreements		32	Liabilities in Excess of Other Assets	(2)
Total		100%	Total	100%
16	SEMI-ANNUAL REPORT		SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited) Master Government Securities LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations — 67.6%
U.S. Treasury Bills (a):
0.19% – 0.20%, 10/08/09	$ 35,000	$ 34,998,467
0.15% – 0.19%, 10/15/09	113,325	113,316,844
0.39% – 0.43%, 10/22/09	55,998	55,983,878
0.19%, 10/29/09	20,000	19,996,939
0.18% – 0.64%, 11/19/09	54,000	53,975,861
0.30%, 11/27/09	40,000	39,980,989
0.14% – 0.71%, 12/17/09	41,750	41,719,263
0.29%, 1/07/10	28,000	27,978,055
0.28%, 1/14/10	18,500	18,485,020
0.14% – 0.27%, 2/11/10	55,000	54,961,922
0.24%, 3/04/10	30,000	29,969,323
0.50%, 4/01/10	20,000	19,949,167
0.33%, 6/17/10	13,000	12,969,486
0.50%, 7/29/10	8,000	7,966,444
Total U.S. Treasury Obligations — 67.6%		532,251,658
Repurchase Agreements — 32.1%
Banc of America Securities LLC, 0.10%, 10/07/09
(Purchased on 9/30/09 to be repurchased at
$35,000,681, collateralized by GNMA, 5.00%
due 7/15/39)	35,000	35,000,000
Citigroup Global Markets, Inc., 0.10%, 10/07/09
(Purchased on 9/30/09 to be repurchased at
$35,000,681, collateralized by GNMA, 3.88% – 9.00%
due 1/15/11 to 9/15/39)	35,000	35,000,000
Credit Suisse Securities (USA) LLC, 0.10%, 10/01/09
(Purchased on 9/24/09 to be repurchased at
$38,000,739, collateralized by U.S. Treasury Inflation
Index Bond, 2.00% due 1/15/16)	38,000	38,000,000
Deutsche Bank Securities, Inc., 0.10%, 10/07/09
(Purchased on 9/30/09 to be repurchased at
$35,000,681, collateralized by GNMA, 5.50% – 7.00%
due 9/15/36 to 9/15/44)	35,000	35,000,000
HSBC Securities (USA), Inc., 0.03%, 10/01/09
(Purchased on 9/30/09 to be repurchased at
$20,000,017, collateralized by U.S. Treasury Inflation
Index Bond, 1.25% – 3.50% due 1/15/11 to 1/15/15)	20,000	20,000,000
J.P. Morgan Securities Inc., 0.03%, 10/01/09 (Purchased
on 9/30/09 to be repurchased at $14,577,012,
collateralized by U.S. Treasury Bills, 0.39%
due 9/23/10)	14,577	14,577,000
Mizuho Securities USA LLC, 0.03%, 10/01/09
(Purchased on 9/30/09 to be repurchased at
$20,000,017, collateralized by U.S. Treasury Notes,
2.38% due 8/31/14)	20,000	20,000,000
RBS Securities, Inc., 0.10%, 10/07/09 (Purchased
on 9/30/09 to be repurchased at $35,000,681,
collateralized by U.S. Treasury Notes 4.25% – 6.88%
due 8/15/14 to 8/16/25)	35,000	35,000,000

	Par
Issue	(000)	Value
Repurchase Agreements (concluded)
UBS Securities LLC, 0.04%, 10/01/09 (Purchased on
9/30/09 to be repurchased at $20,000,022, collateralized
by U.S. Treasury Inflation Index Bond, 1.25% – 3.50%
due 1/15/11 to 7/15/19)	$ 20,000 $	20,000,000
Total Repurchase Agreements — 32.1%		252,577,000
Total Investments (Cost — $784,828,658*) — 99.7%		784,828,658
Other Assets Less Liabilities — 0.3%		2,712,830
Net Assets — 100.0%	$ 787,541,488
* Cost for federal income tax purposes.
(a)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Master LLC’s investments:
	Investments in
Valuation Inputs		Securities
		Assets
Level 1		—
Level 2	$ 784,828,658
Level 3		—
Total	$ 784,828,658

See Notes to Financial Statements.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 17

Schedule of Investments September 30, 2009 (Unaudited)	Master Treasury LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.17% – 0.37%, 10/08/09	$ 221,491	$ 221,475,800
0.15% – 0.19%, 10/15/09	399,577	399,549,963
0.13% – 0.43%, 10/22/09	431,426	431,364,587
0.05% – 0.19%, 10/29/09	321,291	321,247,431
0.19%, 11/12/09	100,000	99,977,903
0.16% – 0.63%, 11/19/09	128,561	128,511,710
0.30%, 11/27/09	75,000	74,964,354
0.07% – 0.15%, 12/03/09	463,708	463,607,275
0.14%, 12/10/09	249,981	249,912,017
0.14% – 0.71%, 12/17/09	200,000	199,879,750
0.10%, 12/24/09	150,000	149,964,583
0.12%, 12/31/09	50,000	49,985,465
0.12% – 0.29%, 1/07/10	64,030	63,981,645
0.11%, 2/04/10	3,838	3,836,565
0.14% – 0.16%, 2/11/10	137,479	137,407,360
0.15%, 2/25/10	65,000	64,961,253
0.21% – 0.22%, 3/18/10	31,600	31,568,273
0.50%, 4/01/10	100,000	99,745,833
0.50%, 7/29/10	35,000	34,853,195
Total Investments (Cost — $3,226,794,962*) — 101.6%		3,226,794,962
Liabilities in Excess of Other Assets — (1.6)%		(50,391,833)
Net Assets — 100.0%		$3,176,403,129
* Cost for federal income tax purposes.
(a) Trade on a discount basis. Rates shown are the discount rates or range of dis-
count rates paid at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value
	of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted prices
	for similar assets or liabilities in markets that are active, quoted prices for
	identical or similar assets or liabilities in markets that are not active, inputs
	other than quoted prices that are observable for the assets or liabilities (such
	as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
	credit risks and default rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Master LLC’s own assumptions used in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indica-
	tion of the risk associated with investing in those securities. For information about
	the Master LLC’s policy regarding valuation of investments and other significant
	accounting policies, please refer to Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of September 30, 2009 in
	determining the fair valuation of the Master LLC’s investments:
		Investments in
	Valuation Inputs	Securities
		Assets
	Level 1	—
	Level 2	$3,226,794,962
	Level 3	—
	Total	$3,226,794,962

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Statements of Assets and Liabilities
	Master
	Government	Master
September 30, 2009 (Unaudited)	Securities LLC	Treasury LLC
Assets
Investments at value — unaffiliated[1]	$ 532,251,658	$3,226,794,962
Repurchase agreements at value — unaffiliated[2]	252,577,000	—
Cash	258	—
Contributions receivable from investors	2,745,627	110,067
Interest receivable	633	—
Prepaid expenses	22,274	52,390
Total assets	787,597,450	3,226,957,419
Liabilities
Investment purchased payable	—	49,985,465
Investment advisory fees payable	—	375,174
Withdrawals payable to investors	6	540
Other affiliates payable	5,163	23,268
Officer’s and Directors’ fees payable	42	3,903
Other accrued expenses payable	50,751	165,940
Total liabilities	55,962	50,554,290
Net Assets	$ 787,541,488	$3,176,403,129
Net Assets Consist of
Investors’ capital	$ 787,541,488	$3,176,403,129
[1]Investments at cost — unaffiliated	$ 532,251,658	$3,226,794,962
[2]Repurchase agreements at cost — unaffiliated	$ 252,577,000	—
See Notes to Financial Statements.
SEMI-ANNUAL REPORT	SEPTEMBER 30, 2009	19

Statements of Operations
				Master
				Government	Master
Six Months Ended September 30, 2009 (Unaudited)				Securities LLC	Treasury LLC
Investment Income
Interest				$ 1,208,221	$ 5,756,235
Expenses
Investment advisory				999,790	3,061,487
Accounting services				114,803	289,659
Professional				27,420	38,042
Custodian				22,889	65,761
Officer and Directors				13,599	38,792
Printing				896	4,386
Miscellaneous				10,787	38,652
Total expenses				1,190,184	3,536,779
Less fees waived by advisor				(813,937)	(69,053)
Total expenses after fees waived				376,247	3,467,726
Net investment income				831,974	2,288,509
Realized Gain
Net realized gain from investments				5,342	177,248
Net Increase in Net Assets Resulting from Operations				$ 837,316	$ 2,465,757
Statements of Changes in Net Assets
		Master Government Securities LLC		Master Treasury LLC
		Six Months Ended		Six Months Ended
		September 30,	Year Ended	September 30,	Year Ended
		2009	March 31,	2009	March 31,
Increase (Decrease) in Net Assets:		(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income		$ 831,974	$ 12,798,197	$ 2,288,509	$ 38,527,822
Net realized gain		5,342	70,576	177,248	386,252
Net increase in net assets resulting from operations		837,316	12,868,773	2,465,757	38,914,074
Capital Transactions
Proceeds from contributions		2,847,551,997	7,917,912,535	8,430,258,881	30,062,271,749
Fair value of withdrawals		(3,231,296,131)	(8,068,455,169)	(10,974,485,439)	(27,869,340,433)
Net increase (decrease) in net assets derived from capital transactions		(383,744,134)	(150,542,634)	(2,544,226,558)	2,192,931,316
Net Assets
Total increase (decrease) in net assets		(382,906,818)	(137,673,861)	(2,541,760,801)	2,231,845,390
Beginning of period		1,170,448,306	1,308,122,167	5,718,163,930	3,486,318,540
End of period		$ 787,541,488	$1,170,448,306	$ 3,176,403,129	$ 5,718,163,930
See Notes to Financial Statements.
20	SEMI-ANNUAL REPORT		SEPTEMBER 30, 2009

Financial Highlights				Master Government Securities LLC
	Six Months
	Ended
	September 30,
	2009			Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.09%[1]	1.05%	4.16%	4.90%	3.37%	1.44%
Ratios to Average Net Assets
Total expenses	0.25%[2]	0.23%	0.24%	0.26%	0.26%	0.25%
Total expenses after fees waived and paid indirectly	0.08%[2]	0.20%	0.24%	0.26%	0.26%	0.25%
Net investment income	0.18%[2]	1.03%	3.99%	4.84%	3.31%	1.39%
Supplemental Data
Net assets, end of period (000)	$ 787,541	$ 1,170,448	$ 1,308,122	$ 964,413	$ 968,809	$ 936,566
					Master Treasury LLC
	Six Months
	Ended
	September 30,
	2009			Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.06%[1]	0.98%	3.87%	4.70%	3.22%	1.35%
Ratios to Average Net Assets
Total expenses	0.17%[2]	0.16%	0.21%	0.26%	0.26%	0.25%
Total expenses after fees waived and paid indirectly	0.17%[2]	0.16%	0.21%	0.26%	0.26%	0.25%
Net investment income	0.11%[2]	0.81%	3.42%	4.63%	3.14%	1.34%
Supplemental Data
Net assets, end of period (000)	$3,176,403	$5,718,164	$3,486,319	$ 874,719	$ 873,537	$ 969,383
[1] Aggregate total investment return.
[2] Annualized.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				SEPTEMBER 30, 2009		21

Notes to Financial Statements (Unaudited) Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually as the “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940
Act”), and are each organized as a Delaware limited liability company.
The Limited Liability Company Agreement of each Master LLC permits the
Board of Directors to issue non-transferable interests in that Master LLC subject to certain limitations. The Boards of Directors of the Master LLCs is referred to throughout this report as the “Board of Directors” or the
“Board.” The Master LLCs’ financial statements are prepared in conform-
ity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are val-
ued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are con-
ditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’
custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Master LLCs amortize all premiums and discounts on debt securities.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master
LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Each Master LLC files US federal and various state and local tax returns.
The statute of limitations on each Master LLC’s US federal tax returns remain open for each of the four years ended March 31, 2009. The statute of imitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLCs’
financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Master LLCs entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of each Master
LLC. For such services, each Master LLC pays the Manager a monthly fee based upon the average daily value of each Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and
0.125% of the average daily net assets in excess of $1 billion.

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of each Master LLC to enable the

22 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Notes to Financial Statements (concluded) Master Government Securities LLC and Master Treasury LLC

feeders that invest in the Master LLCs, respectively, to maintain minimum daily levels of net investment income. These amounts are shown as fees waived by advisor in the Statements of Operations. The Manager may discontinue this waiver or reimbursement at any time.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it pro-
vides, a monthly fee that is a percentage of the investment advisory fee paid by each Master LLC to the Manager.

For the six months ended September 30, 2009, the Master LLCs reimbursed the Manager the following amounts for certain accounting services, which are included in accounting services in the Statements of Operations:

Reimbursement
to Manager
Master Government Securities LLC	$ 10,124
Master Treasury LLC	$ 56,745

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates. Each Master LLC reimburses the Manager for compensation paid to the Master LLCs’ Chief
Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, each Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by each Master
LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the respective
Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency and interest rate and price fluctuations. Similar to credit risk, each Master LLC may be exposed to counterparty risk, or the risk that an entity with which each Master LLC has unsettled or open trans-
actions may default. Financial assets, which potentially expose each
Master LLC to credit and counterparty risks, consist principally of invest-
ments and cash due from counterparties. The extent of each Master
LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master
LLCs’ Statements of Assets and Liabilities.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Master LLC through November 24, 2009, the date the financial state-
ments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 23

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

WCMA Government Securities Fund (the “Government Fund”) currently invests all of its investable assets in Master Government Securities
LLC. WCMA Treasury Fund (the “Treasury Fund,” and together with the
Government Fund, the “Funds,” and each, a “Fund”) currently invests all of its investable assets in Master Treasury LLC (together with Master
Government Securities LLC, the “Master LLCs,” and each, a “Master LLC”).

The Board of Directors of each Master LLC met on April 16, 2009 and
May 21 – 22, 2009 to consider the approval of the Master LLC’s invest-
ment advisory agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor (each, an “Advisory Agreement”).
The Board of each Master LLC also considered the approval of the sub-
advisory agreement between the Manager and BlackRock Institutional
Management Corporation (the “Sub-Advisor”) with respect to the relevant
Master LLC (each, a “Sub-Advisory Agreement”). Since each Fund invests all of its investable assets in the relevant Master LLC, the Board of
Trustees of each Fund also considered the approval of the pertinent
Agreements. The Funds do not require investment advisory services since all investments are made at the Master LLC level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For ease and clarity of presentation, the
Board of Directors of each Master LLC and the Board of Trustees of each
Fund, each of which is comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards”
and the members of the Boards are referred to as the “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not
“interested persons” of either the Funds or the Master LLCs as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”). The Board Members are responsi-
ble for the oversight of the operations of the relevant Fund or Master
LLC, as pertinent, and perform the various duties imposed on the direc-
tors of investment companies by the 1940 Act. The Independent Board
Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each
Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Com-
mittee, a Compliance Committee, a Performance Oversight and Contract
Committee and an Executive Committee, each of which is composed of
Independent Board Members (except for the Performance Oversight and
Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the con-
tinuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the relevant Fund and/or Master
LLC by the personnel of BlackRock and its affiliates, including invest-
ment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the relevant Fund and/or Master LLC and their shareholders and/or interest holders, as applicable (collectively referred to herein as the “shareholders”). Among the matters the Boards considered, as pertinent, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior man-
agement and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, includ-
ing advisory, administration, if applicable, and other amounts paid to
BlackRock and its affiliates by the Fund and/or the Master LLC for ser-
vices, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund and/or Master LLC operating expenses;
(d) the resources devoted to and compliance reports relating to the
Fund’s and the Master LLC’s investment objective, policies and restric-
tions, (e) each of the Fund’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures;
(f) the nature, cost and character of non-investment management ser-
vices provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s and the Master LLC’s respective valuation and liquidity procedures; and
(k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meetings, the Boards requested and received materials specifically relating to the Agreements.
The Boards are engaged in an ongoing process with BlackRock to con-
tinuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meetings included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the relevant Fund’s fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”);
(b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and sig-
nificant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale;
(e) a summary of aggregate amounts paid by the relevant Fund and/or
Master LLC to BlackRock; (f) sales and redemption data regarding the relevant Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At in-person meetings held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of

24 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

the discussions that occurred during the April 16, 2009 meetings, the
Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meetings.

At in-person meetings held on May 21 – 22, 2009, the Board Members of each Master LLC present at the pertinent meeting, including the
Independent Board Members present at the meeting, unanimously approved, with respect to the pertinent Master LLC, the continuation of the Advisory Agreement between the Manager and the Master LLC and the related Sub-Advisory Agreement between the Manager and the Sub-
Advisor, each for a one-year term ending June 30, 2010. The Board
Members of each Fund present at the pertinent meeting, including the
Independent Board Members present at the meeting, also considered the continuation of the pertinent Agreements and found the Agreements to be satisfactory. The Boards considered all factors they believed rele-
vant with respect to each Fund and/or Master LLC, as applicable, includ-
ing, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the
Fund, the Master LLC and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund and the Master LLC; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the dis-
tribution of the Fund’s shares, services related to the valuation and pric-
ing of portfolio holdings of the Master LLC, direct and indirect benefits to
BlackRock and its affiliates and significant shareholders from their rela-
tionship with the Fund and the Master LLC and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The
Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund and
Master LLC. Throughout the year, the Boards compared each Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Boards also reviewed the materials provided by each Master LLC’s portfolio management team discussing the Master LLC’s performance and investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each
Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capa-
bilities, BlackRock’s use of technology, BlackRock’s commitment to com-
pliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Boards also reviewed a general description of BlackRock’s compensation structure with respect to the portfolio management team of each Master
LLC and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Funds and the Master LLCs. BlackRock and its affiliates and significant shareholders provide the Funds and the Master LLCs with certain admin-
istrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds and the Master LLCs by third parties) and officers and other personnel as are necessary for the oper-
ations of the Funds and the Master LLCs. In addition to investment advisory services, BlackRock and its affiliates provide the Funds and the Master LLCs with other services, including, as pertinent, (i) preparing disclosure documents, such as the prospectus, the statement of addi-
tional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activi-
ties of other service providers; (iv) organizing Board meetings and prepar-
ing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds and the Master LLCs, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds, the Master LLCs and
BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each relevant Fund and Master LLC. In preparation for the April 16, 2009 meetings, the
Boards were provided with reports with respect to each Fund, independ-
ently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Boards also reviewed a narrative and statis-
tical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the
Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The
Boards regularly review the performance of the relevant Fund and Master
LLC throughout the year. The Boards attach more importance to perform-
ance over relatively long periods of time, typically three to five years.

The Boards noted that the Government Fund’s performance was below the median of its Lipper Performance Universe for the one-, three- and five-year periods reported. The Boards and BlackRock reviewed the rea-
sons for the Fund’s underperformance during these periods compared with its Peers. The Boards were informed that, among other things, the

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 25

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

client base of the Fund is composed primarily of investors “sweeping”
into the Fund and that due to the unknown nature of these investors’
cash movements, the Fund typically carries more liquidity than money market funds with direct client investments. Part of the underperfor-
mance can be attributed to the Fund’s need to carry additional liquidity because of this uncertainty.

The Government Fund is included within the Lipper U.S. Government
Money Market Funds indices. In accordance with its investment strategy, the Fund is permitted only to invest in direct obligations of the U.S.
Government or repurchase agreements collateralized by obligations of the U.S. Government or explicitly guaranteed by the U.S. Government.
This limits the Fund to investments in securities issued by or repurchase agreements collateralized by securities issued by the U.S. Treasury and securities guaranteed by the Government National Mortgage Association
(“GNMAs”). Because the Fund may invest in GNMAs, the Fund cannot be included within the Lipper Treasury Money Market Fund Index. Additional
fundamental investment restrictions (which may be changed only by a shareholder vote) limit the Fund’s use of repurchase agreements. There-
fore, the Fund is included in indices that include money market funds that may invest in Government Agency obligations (such as obligations of the Federal National Mortgage Association and the Federal Home Loan
Mortgage Corporation), which offer higher yields.

The Boards and BlackRock discussed BlackRock’s commitment to pro-
viding the resources necessary to assist the portfolio managers and to improve the Government Fund’s performance.

The Boards noted that, in general, the Treasury Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three-
and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds and the Master LLCs: The Boards, including the Independent Board Members, reviewed each Master LLC’s contrac-
tual advisory fee rates compared with the other funds in the relevant
Fund’s Lipper category. They also compared each Fund’s total expenses, as well as actual management fees, to those of other comparable funds.
The Boards considered the services provided and the fees charged by
BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Master LLCs. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by
BlackRock for services provided to each pertinent Fund and/or Master
LLC. The Boards reviewed BlackRock’s profitability with respect to each
Master LLC and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed

BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that prof-
itability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Funds and the Master LLCs by BlackRock, and BlackRock’s and its
affiliates’ profits relating to the management and distribution of the
Funds and the Master LLCs and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each pertinent
Fund and Master LLC. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that with respect to each Fund and respective Master
LLC, the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s Peers. The Boards also noted that each Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale. The Boards further noted that with respect to each Fund and respective Master LLC, the Manager, in its capacity as the Fund’s administrator (the “Administrator”), and the
Fund’s distributor had entered into a contractual arrangement with the
Fund whereby the Administrator and the distributor agreed to waive all or a portion of their fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts.

D. Economies of Scale: The Boards, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each relevant Fund and Master LLC increase and whether there should be changes in the advisory fee rate or struc-

26 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

ture in order to enable the Fund and the Master LLC to participate in these economies of scale, for example through the use of revised break-
points in the advisory fee based upon the assets of the Master LLC. The
Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Boards also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Funds and the Master
LLCs, both tangible and intangible, such as BlackRock’s ability to lever-
age its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant sharehold-
ers as service providers to the Funds and the Master LLCs, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dol-
lars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dol-
lar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Master LLCs present at the meetings, including the Independent Board Members present at the meetings, unanimously approved, with respect to each pertinent Master LLC, the continuation of the Advisory Agreement between the Manager and the Master LLC and the related Sub-Advisory Agreement between the Manager and the Sub-
Advisor, each for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLCs present at the meetings, including the Independent
Board Members present at the meetings, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the pertinent Master LLC and its shareholders. The Board Members of the Funds present at the meetings, including the Independent Board
Members present at the meetings, also considered the continuation of the pertinent Agreements and found the Agreements to be satisfactory.
In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or control-
ling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.
The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the
Board Members’ conclusions may be based in part on their considera-
tion of these arrangements in prior years.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 27

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board of Directors and Director
Rodney D. Johnson, Co-Chair of the Board of Directors and Director
Richard S. Davis, Director
Henry Gabbay, Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor and
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian
State Street Bank
and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank
and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds and Master LLCs, retired.
The Fund’s and Master LLCs’ Boards wish Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds and Master LLCs,
and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Funds and Master LLCs.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became
Vice Presidents of the Funds and Master LLCs.

28 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Additional Information
Section 19 Notices
These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.
		Total Cumulative Distributions				% Breakdown of the Total
		for the Fiscal Year-to-Date			Cumulative Distributions for the Fiscal Year-to-Date
	Net	Net		Total Per	Net	Net		Total Per
	Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
WCMA Government Securities Fund
Class 1	$ —	$0.000004	$ —	$0.000004	0%	100%	0%	100%
Class 2	$ —	$0.000004	$ —	$0.000004	0%	100%	0%	100%
Class 3	$ —	$0.000004	$ —	$0.000004	0%	100%	0%	100%
Class 4	$ —	$0.000004	$ —	$0.000004	0%	100%	0%	100%
WCMA Treasury Fund
Class 1	$0.000034	$0.000004	$ —	$0.000038	89%	11%	0%	100%
Class 2	$0.000094	$0.000004	$ —	$0.000098	96%	4%	0%	100%
Class 3	$0.000094	$0.000004	$ —	$0.000098	96%	4%	0%	100%
Class 4	$0.000094	$0.000004	$ —	$0.000098	96%	4%	0%	100%

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including , annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master
LLCs uses to determine how to vote proxies relating to portfolio securi-
ties is available (1) without charge, upon request, by calling toll-free
(800) 221-7210; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds/Master LLCs file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling
(202) 551-8090. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2009 29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designedto protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30 SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by each Fund’s cur-
rent prospectus. An investment in the Funds is not insured or guar-
anteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Past performance results shown in this report should not be considered a representation of future perf-
ormance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 221-7210. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#WCMAGOVTR-9/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2009